Summary Of Significant Accounting Policies - Schedule of Useful Lives of Assets Estimated by Asset Category (Detail)	12 Months Ended
Oct. 31, 2018
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	15 to 40 years
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	2 to 8 years
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 to 15 years
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 to 15 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	Lesser of the remaining lease term and the remaining useful life of the asset